Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,535,348	$ 14,063,107
Less: accumulated depreciation	3,777,301	6,585,363
Property and equipment, net	8,758,047	7,477,744
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,343,492	9,552,700
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,732,336	2,897,846
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	678,112	574,006
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	238,856	239,005
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,413	46,987
Inspection equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	104,993	94,683
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,394,146	$ 657,880